CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

5. CASH AND CASH EQUIVALENTS

As of December 31, 2021 and 2020 the Company had $2,597,848 and $3,517,600, respectively, of cash and cash equivalents, which consists of $554,864 and $1,112,147, respectively, of cash in banks and $1,975,347 and $2,391,182, respectively, of time deposits placed with banks or other financial institutions and are all highly liquid investments with an original maturity of three months or less. The effective interest rate for the time deposits ranges between 1.10% to 1.25% per annum.